Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Allowance for Loan Losses by Portfolio Segment
The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31:

	Real	Business
2019	Estate	Loans	Consumer	Total

Beginning Balance	$2,845	$222	$305	$3,372

Provision for loan losses	231	247	95	573

Chargeoffs	115	107	138	360

Recoveries	114	9	47	170

Net chargeoffs	1	98	91	190

Ending Balance	$3,075	$371	$309	$3,755

Period end allowance allocated to:
Loans individually evaluated for impairment	$610	$72	$—	$682

Loans collectively evaluated for impairment	2,465	299	309	3,073

Ending Balance	$3,075	$371	$309	$3,755

	Real	Business
2018	Estate	Loans	Consumer	Total

Beginning Balance	$2,151	$347	$521	$3,019

Provision for (reversal of) loan losses	606	(113)	(159)	334

Chargeoffs	223	19	145	387

Recoveries	311	7	88	406

Net chargeoffs	(88)	12	57	(19)

Ending Balance	$2,845	$222	$305	$3,372

Period end allowance allocated to:
Loans individually evaluated for impairment	$401	$—	$—	$401

Loans collectively evaluated for impairment	2,444	222	305	2,971

Ending Balance	$2,845	$222	$305	$3,372

	Real	Business
2017	Estate	Loans	Consumer	Total

Beginning Balance	$3,117	$258	$528	$3,903

Provision for (reversal of) loan losses	(827)	254	30	(543)

Chargeoffs	169	166	102	437

Recoveries	30	1	65	96

Net chargeoffs	139	165	37	341

Ending Balance	$2,151	$347	$521	$3,019

Period end allowance allocated to:
Loans individually evaluated for impairment	$442	$—	$—	$442

Loans collectively evaluated for impairment	1,709	347	521	2,577

Ending Balance	$2,151	$347	$521	$3,019

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment
The Company’s recorded investment in loans as of December 31, 2019 and 2018 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows:

2019	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$10,991	$144	$—	$11,135

Loans collectively evaluated for impairment	449,138	100,187	15,866	564,937

Acquired with deteriorated credit quality	749	—	—	749

	$460,878	$100,331	$15,866	$577,075

	Real	Business
2018	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$10,306	$—	$—	$10,306

Loans collectively evaluated for impairment	337,668	67,328	14,020	419,016

	$347,974	$67,328	$14,020	$429,322

Net Chargeoffs Segregated by Class of Loans
Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2019	2018	2017
Real Estate:
Land Development and Construction	$(18)	$56	$98
Farmland	—	3	—
1-4 Family Mortgages	32	51	41
Commercial Real Estate	(13)	(198)	—

Total Real Estate Loans	1	(88)	139

Business Loans:
Commercial and Industrial Loans	98	12	165

Total Business Loans	98	12	165

Consumer Loans:
Credit Cards	34	36	(7)
Other Consumer Loans	57	21	44

Total Consumer Loans	91	57	37

Total Net Chargeoffs (Recoveries)	$190	$(19)	$341